16 Cash and cash equivalents and cash flow supporting notes (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents And Cash Flow Supporting Notes
Gross proceeds	£ 10,792	£ 15,767
Transaction costs	(1,050)	(1,659)
Equity transaction	£ 9,742	£ 14,108